Redeemable Convertible Preferred Stock and Shareholders' Equity (Deficit) - Summary of Redeemable Convertible Preferred Stock (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Temporary Equity [Line Items]
Accretion of dividends	$ 18,391	$ 16,291	$ 21,994	$ 13,868
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning Balance	1,358	802	802	802
Issuance of shares
Accretion of dividends	52		556
Stock issuance costs
Conversion to common stock	(1,410)
Settlement of fractional shares upon conversion to common stock
Ending Balance			1,358	802
Beginning Balance, Shares	705,400	705,400	705,400	705,400
Issuance of shares, Shares
Conversion to common stock, Shares	(705,400)
Settlement of fractional shares upon conversion to common stock, Shares
Ending Balance, Shares	0		705,400	705,400
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning Balance	669	639	639	609
Issuance of shares
Accretion of dividends	19		30	30
Stock issuance costs
Conversion to common stock	(688)
Settlement of fractional shares upon conversion to common stock
Ending Balance			669	639
Beginning Balance, Shares	694,000	694,000	694,000	694,000
Issuance of shares, Shares
Conversion to common stock, Shares	(694,000)
Settlement of fractional shares upon conversion to common stock, Shares
Ending Balance, Shares	0		694,000	694,000
Series B-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning Balance	1,360	1,300	1,300	1,240
Issuance of shares
Accretion of dividends	37		60	60
Stock issuance costs
Conversion to common stock	(1,397)
Settlement of fractional shares upon conversion to common stock
Ending Balance			1,360	1,300
Beginning Balance, Shares	1,212,360	1,212,360	1,212,360	1,212,360
Issuance of shares, Shares
Conversion to common stock, Shares	(1,212,360)
Settlement of fractional shares upon conversion to common stock, Shares
Ending Balance, Shares	0		1,212,360	1,212,360
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning Balance	7,134	6,729	6,729	6,346
Issuance of shares
Accretion of dividends	266		405	383
Stock issuance costs
Conversion to common stock	(7,400)
Settlement of fractional shares upon conversion to common stock
Ending Balance			7,134	6,729
Beginning Balance, Shares	4,546,360	4,546,360	4,546,360	4,546,360
Issuance of shares, Shares
Conversion to common stock, Shares	(4,546,360)
Settlement of fractional shares upon conversion to common stock, Shares
Ending Balance, Shares	0		4,546,360	4,546,360
Series C-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning Balance	34,201	32,264	32,264	30,436
Issuance of shares
Accretion of dividends	1,272		1,937	1,828
Stock issuance costs
Conversion to common stock	(35,473)
Settlement of fractional shares upon conversion to common stock
Ending Balance			34,201	32,264
Beginning Balance, Shares	15,934,528	15,934,528	15,934,528	15,934,528
Issuance of shares, Shares
Conversion to common stock, Shares	(15,934,528)
Settlement of fractional shares upon conversion to common stock, Shares
Ending Balance, Shares	0		15,934,528	15,934,528
Series C-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning Balance	44,512	41,987	41,987	39,605
Issuance of shares
Accretion of dividends	1,660		2,525	2,382
Stock issuance costs
Conversion to common stock	(46,172)
Settlement of fractional shares upon conversion to common stock
Ending Balance			44,512	41,987
Beginning Balance, Shares	18,617,020	18,617,020	18,617,020	18,617,020
Issuance of shares, Shares
Conversion to common stock, Shares	(18,617,020)
Settlement of fractional shares upon conversion to common stock, Shares
Ending Balance, Shares	0		18,617,020	18,617,020
Series C-3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning Balance	29,770	28,082	28,082	26,489
Issuance of shares
Accretion of dividends	1,103		1,688	1,593
Stock issuance costs
Conversion to common stock	(30,873)
Settlement of fractional shares upon conversion to common stock
Ending Balance			29,770	28,082
Beginning Balance, Shares	13,297,872	13,297,872	13,297,872	13,297,872
Issuance of shares, Shares
Conversion to common stock, Shares	(13,297,872)
Settlement of fractional shares upon conversion to common stock, Shares
Ending Balance, Shares	0		13,297,872	13,297,872
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning Balance	76,252	71,924	71,924	39,019
Issuance of shares				28,942
Accretion of dividends	2,827		4,328	3,971
Stock issuance costs				(8)
Conversion to common stock	(79,078)
Settlement of fractional shares upon conversion to common stock	(1)
Ending Balance			76,252	71,924
Beginning Balance, Shares	19,803,685	19,803,685	19,803,685	11,240,794
Issuance of shares, Shares				8,562,891
Conversion to common stock, Shares	(19,803,685)
Settlement of fractional shares upon conversion to common stock, Shares
Ending Balance, Shares	0		19,803,685	19,803,685
Series E Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning Balance	211,403	117,954	117,954
Issuance of shares			83,000	117,000
Accretion of dividends	7,931		10,465	3,621
Stock issuance costs			(16)	(2,667)
Conversion to common stock	(219,332)
Settlement of fractional shares upon conversion to common stock	(2)
Ending Balance			211,403	117,954
Beginning Balance, Shares	38,095,239	22,285,716	22,285,716
Issuance of shares, Shares			15,809,523	22,285,716
Conversion to common stock, Shares	(38,095,239)
Settlement of fractional shares upon conversion to common stock, Shares
Ending Balance, Shares	0		38,095,239	22,285,716
Series F Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning Balance
Issuance of shares	150,000
Accretion of dividends	3,224
Stock issuance costs	(3,148)
Conversion to common stock	(150,075)
Settlement of fractional shares upon conversion to common stock	(1)
Ending Balance	$ 0
Beginning Balance, Shares
Issuance of shares, Shares	19,047,619
Conversion to common stock, Shares	(19,047,619)
Settlement of fractional shares upon conversion to common stock, Shares
Ending Balance, Shares	0